Trade and Other Receivables - Activity in Allowance of Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses related to uncollectible receivables	$ 73,604	$ 43,781
Unbilled revenues and trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of the year	6,944	6,041
Provision for credit losses related to uncollectible receivables	17,856	6,069
Write-offs	(8,347)	(5,166)
Balance, end of the year	$ 16,453	$ 6,944